Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,073,000
Previously Paid Amount	0.00
Total Fee Amount	164.28
Total Offset Amount	0.00
Net Fee	164.28
Narrative - Max Aggregate Offering Price	$ 1,073,000
Final Prospectus	true